Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash, cash equivalents, and restricted cash	$ 6,110,693	$ 6,552,677
Accounts receivable, net of allowance for doubtful accounts of $15,477 and $10,774, respectively	4,062,343	2,155,158
Prepaid expenses	23,346	60,020
Other receivables	92,168	69,977
Total Current Assets	10,288,550	8,837,832
Property and equipment, net	65,703	70,154
Other Assets
Deferred tax assets	24,890	33,440
Operating lease assets, net	319,828	391,871
Other receivable - long term	53,794	99,532
Total Other Assets	398,512	524,843
Total Assets	10,752,765	9,432,829
Current Liabilities:
Accounts payable and accrued liabilities	1,147,530	460,690
VAT and other taxes payable	207,352	107,662
Deferred income	18,780	26,429
Operating lease liabilities, current	102,056	91,737
Total Current Liabilities	1,475,718	686,518
Long-term operating lease liabilities	161,559	247,382
Total Liabilities	1,637,277	933,900
Equity:
Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 11,675,216 and 11,640,820 shares issued and outstanding as of December 31, 2020 and 2019, respectively	11,675	11,641
Additional paid in capital	6,845,394	6,734,681
Statutory reserve	327,140	262,954
Retained earnings	2,142,657	1,948,804
Accumulated other comprehensive loss	(37,558)	(280,345)
Total MDJM Ltd stockholders' equity	9,289,308	8,677,735
Non controlling interest	(173,820)	(178,806)
Total Liabilities and Equity	$ 10,752,765	$ 9,432,829